ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

VisionChina Media Inc.  (the “Company”) was incorporated under the laws of the Cayman Islands on January 27, 2006.  The Company, its subsidiaries and variable interest entities (“VIEs”) (collectively, the “Group”) sell advertising time on its out-of-home digital television networks in the People’s Republic of China (the “PRC”).  The Group’s principal geographic market is in the PRC.

The Company holds its interest in the operating subsidiaries and investees through a holding company, China Digital Technology Consulting Co., Ltd.  (“CDTC”), which is a wholly owned company established in the PRC on March 9, 2006.  The Company does not conduct any substantive operations of its own, but conducts its primary business operations through CDTC’s VIE, VisionChina Media Group Limited (“VisionChina Media Group”) and VisionChina Media Group’s subsidiaries and investees.  VisionChina Media Group was established under the laws of the PRC on April 8, 2005.

In January 2010, pursuant to an agreement entered into between the Company and Digital Media Group Company Limited (“DMG”), the Company acquired a 100% equity interest in DMG, which sells advertising time on its out-of-home digital television networks in the PRC’s subway.

DMG was incorporated under the laws of the British Virgin Islands on May 13, 2003.  DMG, its subsidiaries and VIE sell advertising time on its out-of-home digital television networks in the PRC and provide passenger information and direction system (“PIDS”) in the PRC.  DMG does not conduct any substantive operations of its own, but conducts its primary business through its wholly-owned subsidiaries, DMG (HK) Co., Limited (“DMG HK”), Beijing Eastlong Technology Development Co., Ltd.  (“Eastlong Technology”), Eastlong Technology’s VIE, Beijing Eastlong Advertising Co., Ltd.  (“Eastlong Advertising”), and Eastlong Advertising’s subsidiaries and equity investees.

The VIEs contractual arrangements

Chinese laws and regulations prohibit or restrict foreign ownership of media content and advertising business.  To comply with these foreign ownership restrictions, the Group invests in ventures with local television stations and provides advertising services on its out-of-home digital television networks in the PRC through VisionChina Media Group and Eastlong Advertising, which are PRC legal entities established by co-founders of the Company and DMG, respectively.

Applicable PRC laws and regulations prohibit foreign investment in and ownership of mobile advertising agencies.  As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws.

To provide the Company with effective control over the two VIEs, namely VisionChina Media Group and Eastlong Advertising, and the ability to receive substantially all of the economic benefits of the VIEs and their subsidiaries, a series of contractual arrangements were entered amongst:

•                                          CDTC, VisionChina Media Group and direct equity holders of VisionChina Media Group; and

•                                          Eastlong Technology, Eastlong Advertising and direct equity holders of Eastlong Advertising.

Agreements that transfer economic benefits to CDTC and Eastlong Technology:

Technology and management services agreement

Pursuant to the technology and management service agreement entered into on February 15, 2007 between CDTC and VisionChina Media Group, CDTC provides technology consulting and management services related to the business operations of VisionChina Media Group.  As consideration for such services, VisionChina Media Group has agreed to pay the service fees specified by CDTC in the payment notices it provides to VisionChina Media Group from time to time.  The payment notices shall enclose charge lists, setting forth the services provided, the hours spent in performing the services, and the applicable service charge rates.  The charge rates, which are annexed to the agreement, may be adjusted pursuant to a supplemental agreement entered into by the parties.  If VisionChina Media Group objects to the service fees set forth in a payment notice, both parties shall mutually agree upon the service fees to be paid by the VisionChina Media Group.  In addition, VisionChina Media Group shall reimburse the Wholly Foreign Owned Enterprise (“WFOE”) for out-of-pocket expenses incurred in connection with providing the services to CDTC.  The service fee shall be calculated using a rate as mutually agreed by CDTC and VisionChina Media Group multiplied by average numbers of screens put into use in the digital mobile television advertising network operated by VisionChina Media Group during each of the calendar year.  The term of this agreement is 25 years, which may be terminated at any time or extended by CDTC at its discretion.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Domain Name License Agreement

Pursuant to the domain name license agreement entered into on February 15, 2007 between CDTC and VisionChina Media Group, CDTC grants VisionChina Media Group the exclusive right to use its domain names, in exchange for a royalty fee equal to 0.2% of the gross annual revenues of VisionChina Media Group.  The parties may mutually agree to adjust the royalty fee within the first ten working days of any year during the term of the agreement.  The agreement has a term of 25 years, which may be terminated at any time or extended by CDTC at its discretion.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Business Cooperation Agreement

Pursuant to the business cooperation agreement entered into on February 22, 2005 between Eastlong Technology and Eastlong Advertising, Eastlong Advertising shall operate an out-of-home advertising platform and selling advertisements or value added services on that platform, which it may do by setting up joint ventures with third parties or by other feasible means.  The cooperation method by which Eastlong Technology and Eastlong Advertising engage in business projects shall vary, with Eastlong Technology either providing technology and consulting services to Eastlong Advertising, Eastlong Advertising subletting work to Eastlong Technology, or Eastlong Technology and Eastlong Advertising jointly engaging in projects, depending on PRC legal and regulatory requirements, including qualification or licensing requirements, and the requirements of third-party project owners.  Under each cooperation method, Eastlong Technology and Eastlong Advertising shall receive 90% and 10%, respectively, of the project profits and each shall be reimbursed, as applicable, for its out-of-pocket expenses.  Eastlong Technology shall be the exclusive and sole cooperating partner of Eastlong Advertising, and Eastlong Advertising shall not engage in any business other than that it conducts in cooperation with Eastlong Technology without Eastlong Technology’s prior written consent.  The term of this agreement commences on February 22, 2005 and remains in effect unless Eastlong Technology ceases to exist.  This agreement can be terminated if (i) by mutual agreement by both parties (ii) if either party is declared legally bankrupt and the other party requests termination of the agreement or (iii) Eastlong Technology is unable to provide any services to Eastlong Advertising for more than three consecutive years due to force majeure.

CDTC and Eastlong Technology historically agreed to waive the obligation of the respective VIEs to pay their service and royalty fees because (i) the Group determined to retain funds in the respective VIEs for network expansion and media asset acquisition in China and (ii) each of the VIEs was still in accumulated net loss position in accordance with U.S. GAAP.  The WFOE and VIEs mutually agreed on the terms of the fee waivers and such fee waivers have been approved by the respective board of directors of CDTC and VisionChina Media Group.

The service agreements (namely, the technology and management services agreement, the domain name license agreement and the business cooperation agreement) are renewable by CDTC or Eastlong Technology, as applicable, at its discretion.  The technology and management services agreement and the domain name license agreement require mutual consent for any adjustments to the fee under the respective agreements.  Given the structure of the Company and its control over the VIEs as explained below, the mutual consent requirement is non-substantive and the Company effectively maintains the ability to determine the amount and timing of fees charged of the service agreements so that substantially all of the profits of the VIEs can be transferred to CDTC or Eastlong Technology.  The above service agreements can convey substantially all of the economic benefits of the VIEs to CDTC and Eastlong Technology because CDTC and Eastlong Technology can unilaterally determine the amount and timing of the fees charged.

The Company has the power to direct the activities of VIEs that most significantly impact VIEs’ economic performance, such as (1) determining pricing for advertising services, (2) hiring and conducting performance evaluations of employees, (3) managing sales activities, (4) conducting marketing activities, (5) establishing the policy for payment of cash from the VIEs to the WFOEs, including determination of the amount of the fees to be paid under the agreements between the VIEs and the WFOEs, and (6) determining whether to expand or terminate advertising platforms.  As further described below, Mr. Limin Li and Ms. Yanqing Liang, the direct equity holders of VisionChina Media Group, has each signed an irrevocable proxy letter pursuant to which he/she has granted CDTC the right to exercise all of his/her voting rights as an equity holder of VisionChina Media Group.  The proxy letters provide the Company with the ability to control and exercise the voting and governance rights that the equity holders of VisionChina Media Group would otherwise possess through their equity ownership interests in VisionChina Media Group.  In addition, as further described below, the option agreements also provide the Company with the ability to control and exercise the voting and governance rights of the equity holders of VisionChina Media Group and Eastlong Advertising by having CDTC and Eastlong Technology exercise their substantive kick out rights to replace the equity holders of these consolidated affiliated entities.  The terms of the option agreements are currently exercisable and legally enforceable under current PRC laws and regulations.  A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the Company’s kick-out rights under the option agreements, and no consent of the VIEs’ equity holders is required.  The board of directors of the Company comprises five directors, including Mr. Limin Li and Ms. Yanqing Liang, and therefore Mr. Limin Li and Ms. Yanqing Liang do not have veto power over such majority vote.  The Company’s right under the option agreements gives the Company the power to control the equity holders of the VIEs and thus the power to direct the activities that most significantly impact the VIEs’ economic performance.

Agreements that provide Company effective control over VisionChina Media Group and Eastlong Advertising:

Loan Agreements

CDTC entered into a loan agreement and amendments thereto with Mr. Limin Li and Ms. Yanqing Liang, direct equity holders of VisionChina Media Group, on March 30, 2006 and February 15, 2007, which allows the Company to capitalize the PRC operating affiliates in VisionChina Media Group and facilitates the establishment of the current corporate structure in VisionChina Media Group.  CDTC made an interest-free loan of RMB50 million to the direct equity holders of VisionChina Media Group.  The loan can be repaid only with the proceeds from the transfer of equity interest in VisionChina Media Group owned by the direct equity holders to CDTC or to another person designated by CDTC pursuant to the Option Agreement as discussed below.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Eastlong Technology entered into a series of loan agreements and amendments thereto with Mr. Qijun Men and Mr. Haifeng Wang, direct equity holders of Eastlong Advertising, in February 2005, March 2007 and May 2008, respectively, which allowed Eastlong Advertising to capitalize its PRC operating affiliates and facilitates the establishment of the corporate structure.  Eastlong Technology made an interest-free loan of RMB20 million to the direct equity holders of Eastlong Advertising.  This loan can only be repaid by transferring the equity interest in Eastlong Advertising owned by the direct equity holders to Eastlong Technology or to another person designated by Eastlong Technology.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Proxy Letter

Mr. Limin Li and Ms. Yanqing Liang, direct equity holders of VisionChina Media Group, signed certain proxy letters on February 15, 2007, pursuant to which Mr. Limin Li and Ms. Yanqing Liang have granted an employee of CDTC, who is a PRC citizen, the right to exercise all their voting rights as equity holders of VisionChina Media Group as provided under its articles of association, including the right to appoint and elect board members and senior management members of VisionChina Media Group.  Such grant must be approved by CDTC and the grantee must be an employee of CDTC.  If the grantee ceases to be an employee of CDTC, then the grantors will revoke the proxy and grant a similar proxy to a then-current employee of CDTC designated by CDTC.  The proxy letters will remain effective until February 15, 2032.

Option Agreements

CDTC, Mr. Limin Li and Ms. Yanqing Liang entered into an option agreement on February 15, 2007, pursuant to which CDTC has an exclusive option to purchase, or to designate another qualified person to purchase, to the extent permitted by PRC law and foreign investment policies, part or all of the equity interests in VisionChina Media Group owned by Mr. Limin Li and Ms. Yanqing Liang.  The purchase price for the entire equity interest shall be the greater of (i) RMB50 million and (ii) the minimum price permitted by applicable PRC law and agreed upon by the parties.  The option agreement remains in effect until the completion of the transfer of all the equity interests in accordance with the option agreement.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Eastlong Technology, Mr. Qijun Men and Mr. Haifeng Wang entered into a series of option agreements and amendments thereto in February 2005, March 2007 and May 2008, respectively, pursuant to which Eastlong Technology has an exclusive option to purchase, or to designate another qualified person to purchase, to the extent permitted by the PRC law and foreign investment policies, all of the equity interests in Eastlong Advertising owned by Mr. Qijun Men and Mr. Haifeng Wang.  The purchase price for the entire equity interest shall be RMB20 million.  The option agreement remains in effect until the completion of the transfer of all the equity interests in accordance with the option agreements.

The above contractual arrangements allow the Group to have (1) the power to direct the activities of VisionChina Media Group, Eastlong Advertising and their subsidiaries that most significantly affect their economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from VisionChina Media Group, Eastlong Advertising and their subsidiaries.  Accordingly, the Group treats VisionChina Media Group and Eastlong Advertising as VIEs.  Because the Group is the primary beneficiary of VisionChina Media Group and Eastlong Advertising, the Group has effective control on and consolidated the financial results of VisionChina Media Group and Eastlong Advertising and their subsidiaries.

Risks in relation to the VIEs structure

The Group believes that the VIEs arrangements are in compliance with PRC law and are legally enforceable.  The equity holders of VisionChina Media Group are also shareholders of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements.  However, there are certain risks related to the VIE arrangements, which include but are not limited to the following:

•                                          If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties;

•                                          The Group relies on contractual arrangements with the VIEs and their equity holders for substantially all of its PRC operations, which may not be as effective as direct ownership in providing operational control; and

•                                          The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders.

In particular, if the Company’s ownership structure and contractual arrangements were found to be in violation of PRC laws or regulations, the PRC government could:

•                                          Revoke the business and operating licenses of the Company’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries;

•                                          Discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries;

•                                          Impose fines, confiscate the income of the VIEs or the VIEs’ subsidiaries, or impose other requirements with which the Company’s PRC subsidiaries, the VIEs or the VIEs’ subsidiaries may not be able to comply;

•                                          Shut down the network of the VIEs and the VIEs’ subsidiaries; or

•                                          Require the Company or the Company’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries to restructure their ownership structure or operations.

The Company’s ability to conduct its advertising business may be negatively affected if the PRC government were to carry out any of the aforementioned action, or if the VIEs or their equity holders breach or do not comply with the contractual arrangements.  As a result, the Company may not be able to consolidate the VIEs and the VIEs’ subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and the VIEs’ subsidiaries, and it may lose the ability to receive economic benefits from the VIEs and the VIEs’ subsidiaries.

Mr. Limin Li and Ms. Yanqing Liang are the shareholders of VisionChina Media Group and they are also beneficial owners of the Company.  The interests of Mr. Limin Li and Ms. Yanqing Liang as the beneficial owners of VisionChina Media Group may differ from the interests of the Company as a whole, since Mr. Limin Li and Ms. Yanqing Liang are also beneficial shareholders of the Company.  The Company cannot assure that when conflicts of interest arise, Mr. Limin Li and Ms. Yanqing Liang will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor.  Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Limin Li and Ms. Yanqing Liang may encounter in their capacity as beneficial owners and directors of VisionChina Media Group, on the one hand, and as a beneficial owner and director of the Company, on the other hand. Mr. Limin Li and Ms. Yanqing Liang signed irrevocable proxy letters, pursuant to which Mr. Limin Li and Ms. Yanqing Liang have granted CDTC the right to exercise all their voting rights as equity holders of VisionChina Media Group.  The Company believes Mr. Limin Li and Ms. Yanqing Liang will not act contrary to any of the contractual arrangements, and the exclusive option agreement provides the Company with a mechanism to remove Mr. Limin Li and Ms. Yanqing Liang as beneficial shareholders of VisionChina Media Group should they act to the detriment of the Company.  The Company relies on Mr. Limin Li, as a director and executive officer of the Company, and Ms. Yanqing Liang, as a director of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company.  If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Limin Li and Ms. Yanqing Liang, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company has two VIEs, VisionChina Media Group and Eastlong Advertising, which it has consolidated under the authoritative literature because it is the primary beneficiary of these VIEs.  Since the Company, through its subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs’ economic performance and (2) the right to receive benefits from the VIEs, the Company has continued to consolidate the VIEs upon the adoption of the new guidance, which, other than for additional disclosures, has no accounting impact on the Company’s consolidated financial statements.

The VIEs contributed an aggregate of 98.3%, 99.3% and 98.3% of the Group’s consolidated net revenues derived from third parties and non-consolidated affiliates for the years ended December 31, 2011, 2012 and 2013, respectively.  The Group’s operations not conducted through contractual arrangements with the VIEs primarily consist of (1) sales of Passenger Information and Direction Systems to various subway companies in the PRC, (2) sales of equipment used for mobile digital television on mass transit systems, and (3) advertising revenue on advertising platforms located outside of the PRC.  In the fiscal years ended December 31, 2011, 2012 and 2013, the Company and its subsidiaries (excluding operations that are subject to involvement with the consolidated affiliated entities) contributed in aggregate approximately 1.7%, 0.7% and 1.7%, respectively, of the Group’s total consolidated net revenues derived from third parties and non-consolidated affiliates.  As of December 31, 2011, 2012 and 2013, the VIEs accounted for an aggregate of 80.2%, 77.4% and 79.3%, respectively, of the Group’s consolidated total assets.  As of December 31, 2011, 2012 and 2013, the Company and its subsidiaries accounted for an aggregate of 19.8%, 22.6% and 20.7%, respectively, of the Company’s total assets (excluding for the purpose of this calculation assets that are subject to involvement with the consolidated affiliated entities).

The financial information of the Company’s VIEs and VIEs’ subsidiaries as of December 31, 2012 and 2013 and for the years ended December 31, 2011, 2012 and 2013 is as follows:

	December 31,
	2012	2013

Total assets	$243,911,518	$224,957,854
Total liabilities	502,598,211	492,568,729

	Year ended December 31,
	2011	2012	2013

Net revenues	$199,622,163	$114,839,319	$102,931,043
Net loss	(2,762,658)	(204,191,346)	(751,208)
Net cash provided by (used in) operating activities	57,162,780	(13,419,077)	(10,289,885)
Net cash (used in) provided by investing activities	(1,664,123)	2,665,801	(1,436,941)
Net cash (used in) provided by financing activities	(44,693,807)	(22,772,297)	19,638,649

The Group’s consolidated assets do not include any collateral for VisionChina Media Group’s and Eastlong Advertising’s obligations.

There was no pledge or collateral of the assets either in VisionChina Media Group or Eastlong Advertising as of December 31, 2013.  Creditors of VisionChina Media Group have no recourse to the general credit of CDTC or the Company, which is the primary beneficiary of VisionChina Media Group.  Creditors of Eastlong Advertising have no recourse to the general credit of Eastlong Technology or the Company, which is primary beneficiary of Eastlong Advertising.

As of December 31, 2013, subsidiaries and variable interest entities include the following entities:

		Date of	Place of
	Date of	establishment/	establishment/	Percentage of
Companies	acquisition	incorporation	incorporation	ownership

Subsidiaries of the Company
CDTC	N/A	March 9, 2006	PRC	100%
Vision Best Limited	N/A	September 23, 2009	British Virgin Islands (“BVI”)	100%
Whole Genius Limited	N/A	May 16, 2008	HK	100%
DMG	January 2, 2010	May 15, 2003	BVI	100%
DMG HK	January 2, 2010	October 10, 2003	HK	100%
Eastlong Technology	January 2, 2010	December 10, 2001	PRC	100%
Shenzhen Huachangshi Digital Technology Co., Ltd. (“Huachangshi”)	N/A	November 27, 2008	PRC	100%
Shenzhen Huadingshi Digital Technology Co., Ltd.	N/A	December 20, 2010	PRC	100%
Dienzhi Advertising (Shanghai) Co., Ltd	January 2, 2010	March 19, 2009	PRC	100%

VIE of CDTC
VisionChina Media Group	N/A	April 8, 2005	PRC	note (a)

		Date of	Place of
	Date of	establishment/	establishment/	Percentage of
Companies	acquisition	incorporation	incorporation	ownership

Subsidiaries of VisionChina Media Group
Shenzhen HDTV Industry Investment Co., Ltd. (“Shenzhen HDTV”)	February 17, 2006	June 16, 2004	PRC	100%
Beijing Beiguang Media Mobile Television Advertising Co., Ltd.	N/A	December 18, 2006	PRC	100%
Beijing Huaguangshi Co., Ltd.	N/A	April 22, 2009	PRC	100%
Luzhou Huashi Digital Technology Co., Ltd. (“Luzhou Huashi”)	N/A	November 21, 2009	PRC	100%
Nanjing Hua Dingshi Communication Technology Co., Ltd.	N/A	July 16, 2007	PRC	100%
Shenzhen Hua Meishi Advertising Co., Ltd.	N/A	June 29, 2007	PRC	100%
Shenzhen Huashixin Culture Media Co., Ltd.	N/A	September 3, 2007	PRC	100%
Guangzhou Jiaojian Multimedia Information Technology Co., Ltd.	N/A	October 8, 2007	PRC	50%
Xian Qujiang Huachangshi Digital Technology Co., Ltd. (“Xian Huachangshi”)	N/A	November 12, 2009	PRC	100%
Jiangxi Huashi Media Advertising Co., Ltd. (“Jiangxi Huashi”)	N/A	June 17, 2011	PRC	100%

VIE of Eastlong Technology
Eastlong Advertising	January 2, 2010	March 30, 2004	PRC	note (b)

Subsidiaries of Eastlong Advertising
Nanjing Metro Operation Information Service Co., Ltd.	January 2, 2010	September 13, 2006	PRC	100%
Shenzhen Metro Operation Information Service Co., Ltd. (“DMG Shenzhen”)	January 2, 2010	August 10, 2005	PRC	100%
Tianjin Metro Operation Information Service Co., Ltd.	January 2, 2010	September 22, 2005	PRC	100%
Dienzhi Advertising (Beijing) Co., Ltd.	January 2, 2010	June 17, 2009	PRC	100%

Notes:

(a)                                 Through a series of contractual arrangements, VisionChina Media Group became a VIE of CDTC.

(b)                                 Through a series of contractual arrangements, Eastlong Advertising became a VIE of Eastlong Technology.

As of December 31, 2013, the Group’s equity method investees include the following entities:

	Date of	Date of	Place of	Percentage of
Investee companies	acquisition	establishment	establishment	ownership

Chengdu Mobile Digital Television Company Limited (“Chengdu Mobile”)	N/A	April 29, 2005	PRC	49%
Chongqing Light Rail Information Services Co., Ltd. (“DMG Chongqing”)	January 2, 2011	December 30, 2004	PRC	46.75%
Haerbin China Mobile Television Company limited (“Haerbin Mobile”)	N/A	November 10, 2005	PRC	49%
Jilin Mobile Television Company Limited (“Jilin Mobile”)	N/A	November 8, 2005	PRC	49%
Dalian Mobile Digital Television Company Limited (“Dalian Mobile”)	N/A	February 20, 2006	PRC	49%
Henan China Digital Mobile Television Company Limited (“Henan Mobile”)	N/A	July 4, 2006	PRC	49%
Hubei China Digital Television Company Limited (“Hubei Mobile”)	N/A	July 26, 2006	PRC	49%
Suzhou China Digital Mobile Television Company Limited (“Suzhou Mobile”)	N/A	February 17, 2007	PRC	49%
Changzhou China Digital Mobile Television Company Limited (“Changzhou Mobile”)	N/A	March 19, 2007	PRC	49%
Ningbo China Digital Mobile Television Company Limited (“Ningbo Mobile”)	N/A	April 5, 2007	PRC	49%
Zhongguanguoji Metro TV (Beijing) Co., Ltd. (“Zhongguanguoji”)	January 2, 2010	December 22, 2005	PRC	49%
China (Shenzhen) National New Media & Advertising Industrial Park (“Shenzhen Media”)	N/A	September 9, 2013	PRC	49%

In January 2011, the Company disposed of 15% equity interest in the DMG Chongqing with a net asset value of $365,373 to a third party noncontrolling shareholder at a consideration of $230,709 with a gain of $175,903.  Upon such disposal, the equity interest of the Company in DMG Chongqing decreased from 61.75% to 46.75%, and the Company’s voting power in board meetings of DMG Chongqing decreased from 60% to 40% while pursuant to the articles of association of DMG Chongqing, 50% or above of votes was required to pass a board resolution.  Therefore, the Company deconsolidated DMG Chongqing upon such disposal, and accounted for it as an equity method investee because the Company can exercise significant influence over DMG Chongqing.  The directors of the Company considered that the operation of the DMG Chongqing is not significant to the Group.

Summary balance sheet information of DMG Chongqing as of the disposal date is as follows:

Cash and cash equivalents	$158,129
Other assets	538,607
Total liabilities	(331,363)
Total identifiable net assets	$365,373
Net cash inflow arising from disposal of equity interest of DMG Chongqing in 2011:
Consideration received	$230,709
Cash and cash equivalents disposed	(158,129)
$72,580

Apart from Zhongguanguoji, Shenzhen Media and DMG Chongqing, the Group’s equity method investees have been separately formed with ten separate parties for the purpose of engaging in provision of digital mobile television advertising services in the PRC.  VisionChina Media Group contributed cash and another investor contributed advertising broadcasting rights to the equity method investees for 49% and 51% equity interests, respectively.